The Millicom Group (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Disclosure of main subsidiaries	The Group's main subsidiaries are as follows:

Entity	Country	Activity	December 31, 2024 % holding*	December 31, 2023 % holding*	December 31, 2022 % holding*
Colombia Móvil S.A. E.S.P.	Colombia	Mobile	50-1 share	50-1 share	50-1 share
Comunicaciones Celulares S.A.	Guatemala	Mobile	100	100	100
Grupo de Comunicaciones Digitales, S.A. (formerly Telefonica Moviles Panama, S.A.)	Panama	Mobile	100	100	100
Lati International S.A. (i)	Luxembourg	Holding Company ('Lati business')	100	100	N/A
Millicom Cable Costa Rica S.A.	Costa Rica	Cable, DTH	100	100	100
Millicom International Operations B.V. (ii)	Netherlands	Holding Company	100	100	100
Millicom International Services LLC	USA	Services Company	100	100	100
Millicom LIH S.A.	Luxembourg	Holding Company	100	100	100
Millicom International Operations S.A.	Luxembourg	Holding Company	100	100	100
Millicom Spain S.L.	Spain	Holding Company	100	100	100
Millicom Telecommunications S.A. (iii)	Luxembourg	Holding Company ('MFS business')	100	100	100
Navega.com S.A.	Guatemala	Cable, DTH	100	100	100
Servicios Especializados en Telecomunicaciones, S.A.	Guatemala	Mobile	100	100	100
Servicios Innovadores de Comunicacion y Entretenimiento, S.A.	Guatemala	Mobile	100	100	100
Telecomunicaciones Digitales, S.A. (formerly Cable Onda S.A.)	Panama	Cable, Pay-TV, Internet, DTH, Fixed-line	100	100	100
Telefonica Celular de Bolivia S.A.	Bolivia	Mobile, DTH, Cable	100	100	100
Telefonia Celular de Nicaragua S.A.	Nicaragua	Mobile, Cable, Internet, Fixed-line	100	100	100
Telefonica Celular del Paraguay S.A. (iv)	Paraguay	Mobile, Cable, Pay-TV, Internet	100	100	100
Telemovil El Salvador S.A. de C.V.	El Salvador	Mobile, Cable, DTH	100	100	100
UNE EPM Telecomunicaciones S.A. and subsidiaries	Colombia	Fixed-line, Internet, Pay-TV, Mobile	50-1 share	50-1 share	50-1 share
* Also reflects the voting interest, except in Colombia where voting interest is 50% + 1 share for each of the two entities.
(i) Lati International S.A. is the holding Company of the Group's tower business.
(ii) Millicom International Operations B.V. was held by Millicom Holding B.V. and MIC Latin America B.V. until they merged in July 2024.
(iii) Millicom Telecommunications S.A. is the holding Company of most of the Group's MFS business.
(iv) Servicios y Productos Multimedios S.A. has been merged with Telefonica Celular del Paraguay S.A., effective in April 2024.
The summarized financial information for material non-controlling interests in our operations in Colombia and Panama (until the purchase of the remaining 20% shareholding in June 29, 2022) is provided below. This information is based on amounts before inter-company eliminations.
Colombia

	2024	2023	2022
	(US$ millions)
Revenue	1,380	1,313	1,335
Total operating expenses	(496)	(501)	(492)
Operating profit	283	60	64
Net (loss) for the year	30	(326)	(104)
50% non-controlling interest in net (loss)	15	(163)	(52)
Total assets (excluding goodwill)	2,089	2,470	1,942
Total liabilities	2,177	2,605	1,890
Net assets	(87)	(135)	52
50% non-controlling interest in net assets	(44)	(68)	26
Consolidation adjustments	(11)	(17)	2
Total non-controlling interest	(55)	(85)	28
Dividends and advances paid to non-controlling interest	—	—	(2)
Net cash from operating activities	297	270	250
Net cash from (used in) investing activities	(175)	(214)	(289)
Net cash from (used in) financing activities	(119)	(54)	(133)
Exchange impact on cash and cash equivalents, net	(7)	2	(5)
Net increase (decrease) in cash and cash equivalents	(3)	5	(178)
Panama

2022 (i)

Revenue	651
Total operating expenses	(207)
Operating profit	106
Net profit (loss) for the year	29
20% non-controlling interest in net profit (loss)	4
Total assets (excluding Millicom's goodwill in Cable Onda)	1,719
Total liabilities	1,318
Net assets	401
20% non-controlling interest in net assets	—
Total non-controlling interest	—
Net cash from operating activities	148
Net cash from (used in) investing activities	(117)
Net cash from (used in) financing activities	(93)
Net increase (decrease) in cash and cash equivalents	(63)
(i) From January 1 to June 29, 2022, until the purchase of the remaining 20% shareholding of our operations in Panama (see note A.1.2.).
Disclosure of discontinued operations
(a)     The net assets de-consolidated on the date of the disposal, as well as the gain on disposal, were as follows:

Details of the sale of the subsidiary ($ millions)	April 5, 2022
Carrying amount of net assets sold (A)	(79)
Initial sale consideration (B)	101
Gross gain on sale (B) - (A)	180
Other operating expenses linked to the disposal	(11)
Other operating income/expenses, net	(5)
Gain on sale before reclassification of foreign currency translation reserve	165
Reclassification of foreign currency translation reserve	(56)
Net gain on sale	109
(b)    The operating results and cash flows of the discontinued operation for the year ended December 31, 2022 is set out below. The figures shown below are after inter-company eliminations.

Results from Discontinued Operations (in millions of U.S. dollars)	2022
Revenue	88
Equipment, programming and other direct costs	(26)
Operating expenses	(27)
Depreciation and amortization	(21)
Other operating income (expenses), net	4
Gain/(loss) on disposal of discontinued operations	120
Other expenses linked to the disposal of discontinued operations	(11)
Operating profit (loss)	127
Interest income (expense), net	(12)
Other non-operating (expenses) income, net	—
Profit (loss) before taxes	116
Tax expense	(3)
Net profit/(loss) from discontinued operations	113

Cash flows from discontinued operations (in millions of U.S. dollars)	2022
Cash from operating activities, net	18
Cash from (used in) investing activities, net	(10)
Cash from (used in) financing activities, net	(9)
Net cash inflows (outflows)	(1)
In accordance with IFRS 5, financial information relating to discontinued operations for the years ended December 31, 2022 is set out below. Figures shown below are after intercompany eliminations. As further explained in Note A.1.3. , the Group’s former businesses in Tanzania (sold on April 5, 2022) had been classified as discontinued operations. For the years ended December 31, 2024 and December 31, 2023, the results from discontinued operations relate to operating expense for $3 million and operating income of $4 million, respectively. For further details on Assets held for sale, refer to note E.4.
Results from discontinued operations

2022

Revenue	88
Equipment, programming and other direct costs	(26)
Operating expenses	(27)
Other expenses linked to the disposal of discontinued operations	(11)
Depreciation and amortization	(21)
Other operating income (expenses), net	4
Gain/(loss) on disposal of discontinued operations	120
Operating profit (loss)	127
Interest income (expense), net	(12)
Other non-operating (expenses) income, net	—
Profit (loss) before taxes	116
Tax expense	(3)
Net profit/(loss) from discontinued operations	113

Cash flows from discontinued operations

2022

Cash from operating activities, net	18
Cash from (used in) investing activities, net	(10)
Cash from (used in) financing activities, net	(9)

Disclosure of interests in joint ventures
Our main joint ventures are as follows:

Entity	Country	Activity	December 31, 2024 % holding	December 31, 2023 % holding
Telefonica Celular S.A. (i)	Honduras	Mobile, MFS	66.7	66.7
Navega S.A. de CV (i)	Honduras	Cable	66.7	66.7
(i)Millicom owns more than 50% of the shares in these entities and has the right to nominate a majority of the directors of each of these entities. However, key decisions over the relevant activities must be taken by a super majority vote. This effectively gives either shareholder the ability to veto any decision and therefore neither shareholder has sole control over the entity. Therefore, the operations of these joint ventures are accounted for under the equity method.
The table below summarizes the movements for the year in respect of the Group’s joint ventures carrying values:

Honduras (i)
(US$ millions)
Opening balance at January 1,2023	590
Results for the year	42
Dividends declared during the year	(54)
Currency exchange differences	(2)
Closing balance at December 31, 2023	576
Results for the year	54
Dividends declared during the year	(48)
Currency exchange differences	(21)
Closing balance at December 31, 2024	561
(i)    Includes all the companies under the Honduras group. Share of profit is recognized under ‘Share of profit in joint ventures’ in the statement of income for the year ended December 31, 2024.

Disclosure of summarised financial information of joint venture
Summarized financial information of the Honduras operation is as follows. This information is based on amounts before inter-company eliminations.

	2024	2023	2022
	(US$ millions)
Revenue	617	612	586
Depreciation and amortization	(101)	(105)	(112)
Operating profit	159	124	111
Financial income (expenses), net	(37)	(28)	(29)
Profit before taxes	120	95	80
Tax expense	(40)	(32)	(31)
Profit for the year	80	63	49
Net profit for the year attributable to Millicom	54	42	32
Dividends and advances paid to Millicom	66	63	9
Total non-current assets (excluding goodwill)	465	429	404
Total non-current liabilities	463	440	384
Total current assets	235	200	182
Total current liabilities	262	223	220
Total net assets	(25)	(35)	(17)
Group's share in %	66.7%	66.7%	66.7%
Group's share in USD millions	(17)	(23)	(12)
Goodwill and consolidation adjustments	578	600	601
Carrying value of investment in joint venture	561	576	590

Cash and cash equivalents	55	47	27
Debt and financing – non-current	417	394	334
Debt and financing – current	34	28	23
Net cash from operating activities	183	162	162
Net cash from (used in) investing activities	(65)	(94)	(109)
Net cash from (used in) financing activities	(109)	(48)	(64)
Net (decrease) increase in cash and cash equivalents	9	21	(12)
Joint Operations - Colombia
As further described in Note E.4.2. , on February 26, 2024, Tigo Colombia and Telecomunicaciones S.A. ESP BIC signed a binding framework agreement for the implementation of a single mobile access network as well as for sharing the radioelectric spectrum usage permits, whose only users would be the two shareholders participating in the such agreement. The transaction closed on December 20, 2024, with the approval from the Ministry of Information Technology and Communications to transfer in favor of the Temporary Union the permit for the access, use and exploitation of 20 MHz of radioelectric spectrum for the operation of land mobile radiocommunication services in the national territory granted to Colombia Móvil in the Resolution #332 dated February 20, 2020. Simultaneously, both operators contributed their RAN assets to UNIRED, the vehicle established to operate and maintain the unified mobile access network
The following table summarizes the contributions made by Tigo Colombia and the subsequent recognition of its participation in the joint operation's assets and liabilities:
Contribution to the Joint Operations

($ millions)	December 31, 2024 (Carrying value)
Property, Plant and Equipment	89
Intangible Assets	217
Total assets	306
Spectrum payable	205
Total liabilities	205
Share in the Joint Operations’ assets and liabilities

($ millions)	December 31, 2024
Property, Plant and Equipment	116
Intangible Assets	115
Total assets	231
Spectrum payable	103
Total liabilities	103